INVENTORIES - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 39,733	$ 23,744
Work in progress, net	7,373	3,997
Finished goods	1,776	1,042
Inventory net	$ 48,882	$ 28,783